Supplemental disclosure of cash flow information	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Supplemental disclosure of cash flow information
11.	Supplemental disclosure of cash flow information

	Three months ended March 31
	2026	2025
	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(1,009)	1,101
Inventory	135	242
Prepaid expenses and other current assets	166	159
Accounts payable and accrued liabilities	(415)	238
Deferred revenues	(9)	3
Provision for restructuring and other costs	(194)	(290)
Employee future benefits	(93)	(126)
	(1,419)	1,327

COSCIENS Biopharma Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2026, and for the three months ended March 31, 2026, and 2025

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)